UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Schedule of Investments (000)*
December 31, 2010 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
| |
Common Stock
France — 9.7%
European Aeronautic Defence and Space Co. NV	4,237	$99
Gemalto NV	2,005	85
Sanofi-Aventis SA	1,859	119
Technip SA	909	84
Vinci SA	1,774	96

		483

Germany — 4.0%
Deutsche Post AG	5,585	95
Siemens AG	858	106

		201

Greece — 1.5%
OPAP SA	4,412	76

Japan — 13.2%
Fanuc Corp.	500	76
Haseko Corp.	45,000	40
JGC Corp.	6,000	130
Sankyo Co. Ltd.	1,200	68
Shin-Etsu Chemical Co. Ltd.	2,300	124
Sony Financial Holdings Inc.	31	125
Toyota Motor Corp.	2,500	98

		661

Netherlands — 7.0%
Akzo Nobel NV	1,953	121
Reed Elsevier NV	10,799	134
TNT NV	3,545	94

		349

South Korea — 4.2%
Hyundai Heavy Industries	272	108
KT&G Corp.	1,769	102

		210

Spain — 1.6%
Banco Santander SA	7,535	80

Switzerland — 6.2%
Novartis AG	1,447	85
Roche Holding AG	553	81
Transocean Ltd. [1]	872	61
UBS AG	5,169	85

		312

United Kingdom — 11.9%
Balfour Beatty PLC	22,012	107

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)
British American Tobacco PLC	2,253	$87
Eurasian Natural Resources Corp. PLC	4,659	76
Michael Page International PLC	9,365	81
Rio Tinto PLC	1,246	87
Rolls-Royce Group PLC	8,782	85
Vodafone Group PLC	26,909	70

		593

United States — 36.5%
Apollo Group Inc., Class A [1]	3,195	126
Babcock & Wilcox Co. [1]	4,460	114
Bank of America Corp.	7,500	100
Boeing Co.	1,100	72
Cedar Fair LP	4,900	74
Centene Corp. [1]	4,400	111
Exxon Mobil Corp.	1,100	81
Harley-Davidson Inc.	2,437	85
Health Net Inc. [1]	2,500	68
Johnson & Johnson	2,550	158
Medco Health Solutions Inc. [1]	1,600	98
Microsoft Corp.	4,652	130
National Oilwell Varco Inc.	1,550	104
Oracle Corp.	2,600	81
Total System Services Inc.	5,600	86
UnitedHealth Group Inc.	4,418	160
Walt Disney Co.	2,404	90
Western Union Co.	4,865	91

		1,829

Total Common Stock (Cost $4,205) — 95.8%		4,794

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.140% **	193,882	194

Total Short-Term Investment (Cost $194) — 3.9%		194

Total Investments — 99.7% (Cost $4,399)		4,988

Other Assets in Excess of Liabilities — 0.3%		16

Net Assets — 100.0%		$5,004

Schedule of Investments (000)*(concluded)
December 31, 2010 (Unaudited)
Causeway Global Value Fund

*	Except for share data.

**	The rate reported is the 7-day effective yield as of December 31, 2010.

1	Non-income producing security.
At December 31, 2010, the tax basis cost of the Fund’s investments was $4,399 and the unrealized appreciation and depreciation were $743 and ($154), respectively.
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2^	Level 3	Total

Investments in Securities
Common Stock	$3,391	$1,403	$—	$4,794
Short-Term Investment	194	—	—	194

Total Investments in Securities	$3,585	$1,403	$—	$4,988

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of holiday market closures, in accordance with the Fund’s policies.
Amounts designated as “0” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-003-0600

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: February 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: February 24, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson, Treasurer

Date: February 24, 2011